Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2025
Accrued Liabilities and Other Payables [Abstract]
Accrued liabilities and other payables

Note 13 – Accrued liabilities and other payables

The components of accrued expenses and other payables are as follows:

	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	SGD	SGD	SGD	USD

Accrued payroll and welfare*	491,009	55,691	509,350	396,104
Accrued expenses**	319,486	1,159,049	549,536	427,354
Other payable***	596,757	76,002	397,099	308,810
Amount due to related parties****	-	-	2,057,132	1,599,761
Total accrued liabilities and other payables	1,407,252	1,290,742	3,513,117	2,732,029

*	Includes salary and fees due to directors amounting to S$427,896 as of December 31, 2023, which was repaid in 2024, and S$55,348 (US$40,512) as of December 31, 2024 which was repaid in 2025, and S$509,095 (US$395,906) as of December 31, 2025 which shall be repaid in 2026, whereas the salaries were due and payout was postponed as agreed with the directors.

**	Accrued expenses mainly consist of accruals of estimated supplier costs for renovation projects, professional service fees and other costs incurred yet to bill. It also included the audit fee of US$155,000 that was expected to be paid in early 2026.

***	Other payable mainly consists of payable for other services and credit card balances for short-term operating expense payments made on behalf by the directors.

****	Amounts due to related parties amounted to S$2,057,132 (US$1,599,760), which consist of payments made on behalf of the Company of S$331,517 (US$257,809) and shareholder loans of S$1,725,615 (US$1,341,951). The shareholder loans are unsecured and repayable on demand.